Segment reporting - Segment results (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Statement
Net interest income	$ 16,696	$ 16,907	$ 16,505
Net fee income	1,592	1,655	2,424
Net wealth management and insurance income	751	1,029	2,061
Trading income	895	929	945
Other income	249	129	72
Net operating income before operating expenses and impairment charges	20,183	20,649	22,007
Operating expenses	(12,739)	(10,106)	(9,566)
Impairment charges	(3,178)	(794)	(710)
Profit before income tax	4,266	9,749	11,731
Income tax expense	(1,974)	(2,959)	(3,632)
Profit attributable to non-controlling interests	(2)	(6)	(4)
Cash earnings for the year	2,290	6,784	8,095
Net cash earnings adjustments	(318)	(65)	30
Net profit attributable to owners of Westpac Banking Corporation (WBC)	2,290	6,784	8,095
Balance Sheet
Loans	693,059	714,770	709,690	$ 684,919	$ 661,926
Deposits and other borrowings.	591,131	563,247	559,285
Consumer
Income Statement
Net cash earnings adjustments			(15)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	2,746	3,116	3,177
Balance Sheet
Loans	389,793	399,279	396,265
Deposits and other borrowings.	219,259	207,578	203,872
Business
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)	734	1,946	2,104
Balance Sheet
Loans	140,698	146,867	146,099
Deposits and other borrowings.	151,939	142,558	141,031
Westpac Institutional Bank
Income Statement
Net profit attributable to owners of Westpac Banking Corporation (WBC)	332	925	985
Balance Sheet
Loans	66,192	73,572	75,627
Deposits and other borrowings.	102,851	99,005	102,703
Westpac New Zealand
Income Statement
Net cash earnings adjustments	7	(1)	13
Net profit attributable to owners of Westpac Banking Corporation (WBC)	619	984	947
Balance Sheet
Loans	81,434	78,005	73,604
Deposits and other borrowings.	68,473	60,801	57,784
Specialist Businesses
Income Statement
Net cash earnings adjustments	(31)	(45)	(76)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	(537)	667	898
Balance Sheet
Loans	14,942	17,216	18,329
Deposits and other borrowings.	9,260	9,277	7,180
Group Businesses
Income Statement
Net cash earnings adjustments	(294)	(19)	108
Net profit attributable to owners of Westpac Banking Corporation (WBC)	(1,604)	(854)	(16)
Balance Sheet
Loans		(169)	(234)
Deposits and other borrowings.	39,349	44,028	46,715
Operating segments
Income Statement
Net interest income	17,086	16,953	17,187
Net fee income	1,592	1,655	1,910
Net wealth management and insurance income	759	1,023	2,017
Trading income	928	907	926
Other income	261	117	125
Net operating income before operating expenses and impairment charges	20,626	20,655	22,165
Operating expenses	(12,700)	(10,031)	(9,698)
Impairment charges	(3,178)	(794)	(812)
Profit before income tax	4,748	9,830	11,655
Income tax expense	(2,138)	(2,975)	(3,586)
Profit attributable to non-controlling interests	(2)	(6)	(4)
Cash earnings for the year	2,608	6,849	8,065
Operating segments | Consumer
Income Statement
Net interest income	8,547	8,130	8,092
Net fee income	471	594	645
Trading income	90	94	100
Other income	12	7	21
Net operating income before operating expenses and impairment charges	9,120	8,825	8,858
Operating expenses	(4,176)	(3,794)	(3,779)
Impairment charges	(1,015)	(582)	(490)
Profit before income tax	3,929	4,449	4,589
Income tax expense	(1,183)	(1,333)	(1,397)
Cash earnings for the year	2,746	3,116	3,192
Operating segments | Business
Income Statement
Net interest income	4,163	4,456	4,619
Net fee income	438	463	469
Net wealth management and insurance income	22	16	14
Trading income	97	109	114
Other income	3	6	15
Net operating income before operating expenses and impairment charges	4,723	5,050	5,231
Operating expenses	(2,298)	(2,094)	(1,983)
Impairment charges	(1,371)	(172)	(236)
Profit before income tax	1,054	2,784	3,012
Income tax expense	(320)	(838)	(908)
Cash earnings for the year	734	1,946	2,104
Operating segments | Westpac Institutional Bank
Income Statement
Net interest income	1,111	1,337	1,320
Net fee income	544	570	572
Net wealth management and insurance income			212
Trading income	637	636	641
Other income	1	(11)	48
Net operating income before operating expenses and impairment charges	2,293	2,532	2,793
Operating expenses	(1,316)	(1,220)	(1,399)
Impairment charges	(404)	(31)	20
Profit before income tax	573	1,281	1,414
Income tax expense	(241)	(356)	(429)
Cash earnings for the year	332	925	985
Operating segments | Westpac New Zealand
Income Statement
Net interest income	1,832	1,860	1,799
Net fee income	123	163	164
Net wealth management and insurance income	158	177	149
Trading income	27	37	51
Other income	11	46	9
Net operating income before operating expenses and impairment charges	2,151	2,283	2,172
Operating expenses	(998)	(939)	(855)
Impairment charges	(302)	10	(22)
Profit before income tax	851	1,354	1,295
Income tax expense	(239)	(369)	(361)
Cash earnings for the year	612	985	934
Operating segments | Specialist Businesses
Income Statement
Net interest income	534	555	565
Net fee income	89	44	80
Net wealth management and insurance income	624	1,319	1,533
Trading income	57	54	42
Other income	(8)	(5)	9
Net operating income before operating expenses and impairment charges	1,296	1,967	2,229
Operating expenses	(1,548)	(847)	(746)
Impairment charges	(255)	(111)	(84)
Profit before income tax	(507)	1,009	1,399
Income tax expense	3	(292)	(420)
Profit attributable to non-controlling interests	(2)	(5)	(5)
Cash earnings for the year	(506)	712	974
Impairment of goodwill and other intangible assets	571
Operating segments | Group Businesses
Income Statement
Net interest income	899	615	792
Net fee income	(73)	(179)	(20)
Net wealth management and insurance income	(45)	(489)	109
Trading income	20	(23)	(22)
Other income	242	74	23
Net operating income before operating expenses and impairment charges	1,043	(2)	882
Operating expenses	(2,364)	(1,137)	(936)
Impairment charges	169	92
Profit before income tax	(1,152)	(1,047)	(54)
Income tax expense	(158)	213	(71)
Profit attributable to non-controlling interests		(1)	1
Cash earnings for the year	(1,310)	(835)	(124)
Net cash earnings adjustment
Income Statement
Net interest income	(390)	(46)	(682)
Net fee income			514
Net wealth management and insurance income	(8)	6	44
Trading income	(33)	22	19
Other income	(12)	12	(53)
Net operating income before operating expenses and impairment charges	(443)	(6)	(158)
Operating expenses	(39)	(75)	132
Impairment charges			102
Profit before income tax	(482)	(81)	76
Income tax expense	164	16	(46)
Cash earnings for the year	(318)	(65)	30
Net cash earnings adjustments	$ (318)	$ (65)	$ 30